UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04842
Columbia Short Term Bond Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

Investment Portfolio

Columbia Short Term Bond Fund

November 30, 2004 (unaudited)

		Par ($)	Value ($)*
Corporate Notes & Bonds - 38.1%
Industrial - 18.4%
Anthem, Inc.,
4.875% 08/01/05		2,225,000	2,249,831
AOL Time Warner, Inc.,
6.125% 04/15/06		2,460,000	2,550,971
AT&T Wireless Services, Inc.,
7.500% 05/01/07		1,970,000	2,144,227
Bell Atlantic Financial Services, Inc.,
7.600% 03/15/07		600,000	650,826
Boeing Co.,
8.100% 11/15/06		1,820,000	1,974,391
Bottling Group LLC,
2.450% 10/16/06		4,300,000	4,225,696
Canadian National Railway Co.,
6.450% 07/15/06		910,000	951,159
Caterpillar Financial Services Corp.,
3.625% 11/15/07		3,350,000	3,344,607
ChevronTexaco Capital Co.,
3.500% 09/17/07		3,350,000	3,353,115
Coca-Cola Enterprises, Inc.,
8.000% 01/04/05		650,000	653,107
Costco Wholesale Corp.,
5.500% 03/15/07		640,000	668,339
Cox Enterprises, Inc.,
8.000% 02/15/07	(a)	1,300,000	1,404,832
CSX Corp.,
6.460% 06/22/05		2,250,000	2,294,978
DaimlerChrysler NA Holding Corp.,
4.750% 01/15/08		1,575,000	1,604,437
Deluxe Corp.,
3.500% 10/01/07	(a)	2,650,000	2,613,854
Devon Energy Corp.,
2.750% 08/01/06		2,825,000	2,799,038
Ford Motor Credit Co.,
7.375% 10/28/09		4,875,000	5,217,810
Fortune Brands, Inc.,
2.875% 12/01/06		3,275,000	3,244,510
Gannett Co., Inc.,
4.950% 04/01/05		2,000,000	2,016,260
General Mills, Inc.,
2.625% 10/24/06		2,800,000	2,757,916
General Motors Acceptance Corp.,
7.750% 01/19/10		4,000,000	4,270,440
GTE Southwest, Inc.,
6.000% 01/15/06		3,725,000	3,842,486
Honeywell International, Inc.,
5.125% 11/01/06		3,120,000	3,212,758
International Business Machines Corp.,
2.375% 11/01/06		2,700,000	2,658,420

Jones Intercable, Inc.,
7.625% 04/15/08		1,875,000	2,073,994
Kellogg Co.,
6.000% 04/01/06		1,250,000	1,295,387
Kroger Co.,
7.650% 04/15/07		1,585,000	1,715,271
Lowe’s Companies, Inc.,
7.500% 12/15/05		1,675,000	1,751,966
Marathon Oil Corp.,
5.375% 06/01/07		2,725,000	2,839,777
Newell Rubbermaid, Inc.,
2.000% 05/01/05		3,725,000	3,707,977
Occidental Petroleum Corp.,
7.650% 02/15/06		1,500,000	1,579,920
Pitney Bowes Corp.,
5.750% 08/15/08		1,525,000	1,621,853
Procter & Gamble Co.,
4.750% 06/15/07		725,000	747,939
Safeway, Inc.,
4.950% 08/16/10		1,900,000	1,910,374
Target Corp.,
5.950% 05/15/06		1,000,000	1,038,620
TCI Communications, Inc.,
7.250% 08/01/05		1,125,000	1,156,635
Union Pacific Corp.,
3.875% 02/15/09		1,825,000	1,796,877
United Technologies Corp.,
4.875% 11/01/06		2,475,000	2,544,647
USA Waste Services, Inc.,
7.125% 10/01/07		2,430,000	2,641,556
Vodafone Group PLC,
7.750% 02/15/10		2,350,000	2,716,130
Wachovia Corp.,
3.500% 08/15/08		3,720,000	3,673,016
Wal-Mart Stores, Inc.,
4.125% 02/15/11		1,000,000	989,840
		Industrial Total	96,505,787

Financial - 14.5%
Allstate Financial Global Funding II,
2.625% 10/22/06	(a)	2,950,000	2,912,152
American Express Credit Corp.,
3.000% 05/16/08		4,000,000	3,896,840
American General Finance Corp.,
3.000% 11/15/06		4,500,000	4,464,450
Bear Stearns Co., Inc.,
6.500% 05/01/06		2,600,000	2,717,962
Capital One Bank,
4.875% 05/15/08		1,625,000	1,665,170
CIT Group, Inc.,
4.125% 02/21/06		1,700,000	1,719,329
Citigroup, Inc.,
6.750% 12/01/05		2,700,000	2,801,439
Countrywide Home Loans, Inc.,
2.875% 02/15/07		500,000	491,205
Credit Suisse First Boston USA, Inc.,
5.750% 04/15/07		2,375,000	2,493,774
Fifth Third Bank,
2.700% 01/30/07		2,075,000	2,045,099

Genworth Financial, Inc.,
4.750% 06/15/09	2,010,000	2,046,984
Goldman Sachs Group, Inc.,
4.125% 01/15/08	2,560,000	2,590,259
Health Care Property Investors, Inc.,
6.875% 06/08/05	2,075,000	2,113,346
Household Finance Corp.,
6.400% 06/17/08	3,225,000	3,485,870
JPMorgan Chase & Co.,
3.125% 12/11/06	4,000,000	3,977,600
Lehman Brothers Holdings, Inc.:
4.000% 01/22/08	2,500,000	2,517,600
8.750% 03/15/05	500,000	509,120
Marshall & Ilsley Corp.,
4.375% 08/01/09	2,670,000	2,693,122
Merrill Lynch & Co., Inc.,
2.470% 03/10/06	2,460,000	2,440,074
Morgan Stanley,
6.100% 04/15/06	2,500,000	2,598,325
Security Capital Group, Inc.,
7.150% 06/15/07	6,135,000	6,842,934
UnitedHealth Group, Inc.,
3.375% 08/15/07	1,415,000	1,406,227
U.S. Bancorp,
3.125% 03/15/08	5,750,000	5,636,725
USA Education, Inc.,
5.625% 04/10/07	4,000,000	4,176,240
Washington Mutual, Inc.,
5.625% 01/15/07	2,600,000	2,710,214
Wells Fargo & Co.,
5.900% 05/21/06	5,200,000	5,408,364
	Financial Total	76,360,424

Utilities - 2.3%
Deutsche Telekom International Finance,
8.500% 06/15/10	1,450,000	1,718,134
Dominion Resources, Inc.,
2.800% 02/15/05	2,050,000	2,051,394
Exelon Generation Co.,
6.950% 06/15/11	1,850,000	2,074,627
Kinder Morgan Energy Partners LP,
8.000% 03/15/05	2,415,000	2,451,153
Sempra Energy,
4.750% 05/15/09	1,150,000	1,161,051
Sprint Capital Corp.,
6.375% 05/01/09	1,250,000	1,352,700
Virginia Electric & Power Co.,
5.375% 02/01/07	1,200,000	1,240,212
	Utilities Total	12,049,271

International - 2.9%
Canadian Government Bond,
6.750% 08/28/06	1,000,000	1,061,640
Province of Ontario,
3.500% 09/17/07	3,500,000	3,484,810

Quebec Province:
5.500% 04/11/06		4,125,000	4,241,036
6.500% 01/17/06		1,100,000	1,143,571
Republic of Italy,
2.500% 03/31/06		1,950,000	1,938,593
United Mexican States,
4.625% 10/08/08		3,600,000	3,636,000
		International Total	15,505,650
TOTAL CORPORATE NOTES & BONDS (Cost of $298,374,548)			200,421,132

Other Securitized Loans - 30.0%
Asset Backed Securities - 12.2%
ABFS Mortgage Loan Trust,
Series 2002-4, Class A,
4.428% 12/15/33		172,290	165,905
Advanta Mortgage Loan Trust,
Series 1999-3, Class A4,
7.750% 10/25/26		106,256	107,995
Americredit Automobile Receivables Trust,
Series 2001-B, Class A4,
5.370% 06/12/08		565,648	572,261
Amresco Residential Securities Mortgage Loan & Trust,
Series 1998-3, Class A7
2.421% 07/25/28	(b)	194,349	195,459
Amresco Residential Securities Mortgage Loan Trust,
2.601% 06/25/27		65,862	65,871
CIT Equipment Collateral,
Series 2004-VT1, Class A3,
2.200% 03/20/08		3,050,000	3,011,790
Cityscape Home Equity Loan Trust:
Series 1997-B, Class A7,
7.410% 05/25/28		91,336	91,384
Series 1997-C, Class A3,
7.380% 07/25/28		182,440	182,520
First Horizon Mortgage Pass-Through Trust:
Series 2003-2, Class 2A1,
2.681% 03/25/18	(b)	7,062,677	7,099,332
Ford Credit Auto Owner Trust,
Series 2002-B, Class A3A,
4.140% 12/15/05		390,667	391,151
Harley Davidson Motorcycle Trust,
Series 2002-2, Class A2,
3.090% 06/15/10		1,523,622	1,522,799
Honda Auto Receivables Owner Trust,
Series 2002-3, Class A3,
3.000% 05/18/06		1,412,195	1,414,087
IMC Home Equity Loan Trust:
Series 1995-3, Class A5,
7.500% 04/25/26		855,063	880,392
Series 1997-3, Class A6,
7.520% 08/20/28		524,587	524,944
Series 1997-3, Class A7,
7.080% 08/20/28		143,647	143,650
Series 1997-5, Class A9,
7.310% 11/20/28		101,329	101,480

Keycorp Student Loan Trust:
Series 1997-1, Class A2,
3.077% 01/27/23	(a) (b)	3,631,034	3,657,432
Series 2003-A, Class 2A2,
2.410% 10/25/25	(b)	12,080,000	12,173,862
Morgan Stanley Dean Witter,
Series 2003-NC1, Class A2,
2.600% 11/25/32		904,155	912,735
Nissan Auto Receivables Owner Trust,
Series 2002-B, Class A4,
4.600% 09/17/07		2,406,726	2,429,084
Novastar Home Equity Loan,
Series 2003-4, Class A2C,
2.551% 02/25/34		1,910,963	1,914,938
Residential Asset Mortgage Products,
Series 2003-RS8, Class AII8,
2.521% 09/25/33	(b)	2,364,986	2,373,523
Residential Funding Mortgage Securities I, Inc.,
Series 2003-HS3, Class A2B,
2.473% 08/25/33	(b)	169,741	169,590
Sears Corp.,
Series 84, Class 3,
8.500% 04/01/17		117,031	117,031
SLM Student Loan Trust:
Series 1996-1, Class CTFS,
3.177% 07/25/11	(b)	5,500,000	5,500,000
Series 1996-4, Class CTFS,
3.127% 07/25/11	(b)	6,030,000	6,033,799
Series 1997-2, Class A2,
2.797% 01/25/10	(b)	1,109,498	1,111,186
Series 1997-4, Class CTFS,
3.247% 01/25/13	(b)	8,950,000	9,047,989
Toyota Auto Receivables Owner Trust,
Series 2001-C, Class A4,
4.720% 09/15/08		882,346	888,840
University Support Services Inc.,
Series 1995-A, Class A,
2.420% 09/20/15	(b)	1,374,425	1,387,166
		Asset Backed Securities Total	64,188,195

Collateralized Mortgage Obligations - 17.3%
Bank of America Mortgage Securities,
Series 2003-1, Class 2A2,
5.250% 02/25/18	(c)	2,031,635	2,026,698
Bear Stearns Asset-Backed Securities, Inc.:
Series 1997-2, Class 1A5,
7.000% 08/25/36	(a)	800,994	812,714
Series 2003-AC2, Class A3,
3.500% 06/25/33		45,476	45,476
Series 2004-4, Class A6,
3.516% 06/25/34		3,583,400	3,598,414
Series 2004-8, Class 1A,
2.530% 07/25/34		3,213,160	3,216,037

Countrywide Home Loans:
Series 2002-32, Class 2A3,
5.000% 01/25/18		1,140,055	1,141,206
Series 2002-J5, Class 1A1,
5.750% 01/25/33		77,248	77,175
Series 2003-J7, Class 4A2,
2.580% 08/25/18	(b)	10,246,241	10,189,784
Series 2004-J2, Class A2,
2.115% 03/25/34	(b)	7,861,923	7,871,593
Series 2004-2CB, Class 1A4,
2.581% 03/25/34	(b)	1,547,203	1,545,901
First Alliance Mortage Loan Trust,
Series 1994-2, Class A2,
6.680% 06/25/25		255,646	255,269
First Horizon Mortgage Pass-Through Trust:
Series 2003-4, Class 2A2,
2.065% 06/25/18	(b)	2,396,301	2,406,461
GMAC Mortgage Corporation Loan Trust,
Series 2003-J3, Class A1,
2.681% 05/25/18	(b)	4,738,595	4,738,595
Ocwen Residential MBS Corp.,
Series 1998-R1, Class A1,
7.000% 10/25/40	(a)	269,332	171,673
PNC Mortgage Securities Corp.:
Series 1996-PR1, Class A,
(e) 04/28/27	(a) (b)	14,398	13,102
Series 1998-14, Class 2A1,
6.250% 01/25/14		810,180	817,561
Residential Accredited Loans, Inc.:
Series 2002-QS9, Class A1,
2.753% 07/25/32	(b)	198,244	198,284
Series 2004-QS9, Class A1,
2.581% 06/25/34	(b)	10,020,647	10,020,647
Residential Asset Securitization Trust,
Series 2002-A14J, Class A14,
6.000% 01/25/33		237,494	237,435
Series 2003-A15, Class 1A2,
2.631% 02/25/34	(b)	10,894,129	10,891,841
Residential Funding Mortgage Securities I, Inc.,
Series 2003-S14, Class A5,
2.333% 07/25/18	(b)	9,606,931	9,574,844
Structured Asset Securities Corp.:
Series 2002-17, Class 1A3,
6.000% 09/25/32		399,659	396,918
Series 2003-8, Class 2A7,
5.750% 04/25/33		4,606,826	4,632,526
Series 2003-14, Class 1A3,
5.500% 05/25/33		529,950	528,126
Series 2003-21, Class 1A3,
5.500% 07/25/33		368,129	366,416
Washington Mutual Mortgage Securities Corp.:
Series 2003-MS5, Class 1A4,
2.680% 03/25/18	(b)	4,266,116	4,288,897
Series 2003-S4, Class 1A3,
2.680% 06/25/18	(b)	3,659,657	3,679,492

Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-9, Class 1A12,
5.250% 08/25/33	7,016,925	6,974,894
	Collateralized Mortgage Obligations Total	90,717,979

Commercial Mortgage Backed Securities - 0.5%
Merrill Lynch Mortgage Investors, Inc.,
Series 1996-C1, Class A3,
7.420% 04/25/28	92,398	93,130
Nationslink Funding Corp.,
Series 1999-SL, Class A5,
6.888% 11/10/30	2,630,000	2,827,881
	Commercial Mortgage Backed Securities Total	2,921,011
TOTAL OTHER SECURITIZED LOANS (Cost of $57,337,480)		157,827,185

U.S. Government & Agency Securities - 23.6%
U.S. Treasury Notes & Bonds - 3.2%
U.S. Treasury Bond,
6.260% 08/15/23	30,000	34,423
U.S. Treasury Note,
3.500% 11/15/06	5,825,000	5,879,609
U.S. Treasury Inflation Index Notes,
3.625% 01/15/08	10,031,785	10,986,349
	U.S. Treasury Notes & Bonds Total	16,900,381

U.S. Agency Bonds - 1.3%
Federal Home Loan Bank,
2.250% 09/13/05	5,300,000	5,281,127
3.875% 12/15/04 (d)	400,000	400,232
Morocco Government AID Bond,
2.625% 05/01/23 (b)	462,500	457,875
Small Business Administration,
2.375% 06/25/22 (b)	535,280	535,043
	U.S. Agency Bonds Total	6,674,277

Government National Mortgage Association (GNMA) - 0.3%
6.500% 09/15/13-11/15/33	1,054,310	1,114,297
7.000% 11/15/13-08/15/29	395,506	421,455
Government National Mortgage Association (GNMA) Total		1,535,752

Federal Home Loan Mortgage Corp. (FHLMC) - 9.7%
4.000% 05/01/11	6,118,950	6,111,491
4.500% 5/1/2019-11/01/19	34,390,254	34,181,455
5.000% 05/01/34	1,876,512	1,855,506
5.500% 05/01/17-07/01/19	7,418,273	7,658,978
6.000% 10/01/06-08/01/17	924,772	967,146
7.000% 05/01/19	717	739
7.500% 09/01/15	203,196	215,632
8.500% 07/01/30	164,759	179,432
Federal Home Loan Mortgage Corp. (FHLMC) Total		51,170,379

Federal National Mortgage Association (FNMA) - 1.3%
5.500% 02/01/18	3,700,148	3,820,500
6.000% 03/01/09-05/01/17	2,073,428	2,159,111
6.500% 03/01/12-07/01/32	130,788	138,436

7.500% 08/01/15	165,595	175,997
8.000% 05/04/15-07/01/31	547,285	590,277
Federal National Mortgage Association (FNMA) Total		6,884,321

Agency Collateralized Mortgage Obligations - 7.8%
FHLMC:
Series 2500, Class PE,
6.000% 06/15/31	1,328,802	1,361,533
Series 2617, Class UA,
3.000% 06/15/09	3,372,844	3,370,852
Series 2695, Class AT,
4.000% 10/15/26	7,670,000	7,665,177
Series 2695, Class DB,
4.000% 09/15/15	3,980,000	3,951,812
Multi-class Mtg. Partn. Ctfs., Gtd.:
Series 1138, Class G,
8.500% 09/15/06	38,948	38,919
Series 1283, Class K,
7.000% 06/15/22	243,388	243,159
Series 1558, Class C,
6.500% 07/15/23	20,918	20,906
FNMA:
Series 2002-42, Class A,
6.000% 01/25/16	3,473,460	376,373
Series 2002-95, Class EB,
5.000% 04/25/31	6,793,608	6,827,780
Series 2003-92, Class FA,
2.730% 09/25/18 (b)	3,520,765	3,524,002
Gtd. Remic Pass Thru Ctfs.:
Remic Tr. 1991-146, Class Z,
8.000% 10/25/06	14,246	14,680
Remic Tr. 1993-92, Class C,
(e) 05/25/23	1,295,000	985,939
Remic Tr. 1998-36, Class GA,
6.000% 12/18/27	256,103	257,047
GNMA:
Gtd. Remic Pass Thru Ctfs.:
Remic Tr. 1997-7, Class PC,
5.000% 05/16/27	844,592	853,594
Remic Tr. 2003-37, Class QC
3.500% 12/20/26	11,328,318	11,275,483
Agency Collateralized Mortgage Obligations Total		40,767,256
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES (Cost of $127,262,138)		123,932,366

Short-Term Obligations - 7.9%
U.S. Treasury Bill (f) - 2.8%
1.958% 02/10/05	14,655,000	14,598,712
2.055% 02/10/05	100,000	99,597
		14,698,309
Repurchase Agreement - 5.1%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.840% collateralized by a U.S. Treasury Note with a maturity date of 07/15/09, market value of $27,445,325. (repurchase proceeds $26,907,375) (Cost of $26,906,000)	26,906,000	26,906,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost of $41,604,308)	41,604,309

Total Investments - 99.6%
(Cost of $524,578,474)(g)(h)	523,784,992

Other Assets & Liabilities, Net - 0.5%	2,107,554

Net Assets - 100.0%	$525,892,546

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

(a)          Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, these securities amounted to $11,585,759, which represents 2.2% of net assets.

(b)         Variable rate security.  The rate reported is the rate in effect at November 30, 2004.

(c)          Investments in affiliates during the period ended November 30, 2004.  Security name:

Bank of America Mortgage Securities. (as a result of a merger effective April 1, 2004,

Bank of America Corp. became the parent company of the Investment Advisor.)

Par as of 08/31/04:	$2,252,966
Par purchased:	$—
Par sold:	$221,331
Par as of 11/30/04:	$2,031,635
Net realized gain or loss:	$—
Interest income earned:	$128,854
Value at end of period:	$2,026,698

(d)         A portion of the security with a market value of $270,000 pledged as collateral for open futures contracts.

(e)          Zero coupon bond.

(f)            The rate shown represents the annualized yield at the date of purchase.

(g)         Cost for federal income tax purpose is $524,580,703.

(h)         Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$1,653,771	$(2,449,482)	$(795,711)

At November 30, 2004, the Fund held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury
Notes
2-year	270	$56,548,125	$56,565,000	Mar-2005	$(16,875)

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Short Term Bond Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005